FINANCIAL INSTRUMENTS - FAIR VALUES (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Fair Value Measurement [Abstract]
Summary of Fair Values of Financial Assets and Financial Liabilities
The following table shows the carrying amounts, and if applicable, the fair values and measurement categories of the Group’s financial instruments within the scope of IFRS 7. The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In thousands of USD	Measurement category	Carrying amount	Fair value[1,2]	Level in the fair value hierarchy
June 30, 2022
Trade and other receivables[1]	AC	77,314	—	—
Loans to employees	AC	17,801	20,441	3
Cash and cash equivalents[1]	AC	512,615	—	1
Total financial assets		607,730
Trade and other payables[1]	AC	67,337	—	—
Lease liabilities[2]	AC	198,085	—	—
Convertible notes	AC	170,176	110,340	3
Embedded derivative	FVTPL	13,500	13,500	3
Warrants	FVTPL	334	334	3
Total financial liabilities		449,432

Aggregated according to measurement categories:
Financial assets measured at amortized cost (AC)	AC	607,730	—	1/3
Financial assets measured at fair value through profit or loss (FVTPL)	FVTPL	—	—	—
Financial liabilities measured at amortized cost (AC)	AC	435,597	—	3
Financial liabilities measured at fair value through profit or loss (FVTPL)	FVTPL	13,835	13,835	3

In thousands of USD	Measurement category	Carrying amount	Fair value1,2	Level in the fair value hierarchy
December 31, 2021
Trade and other receivables1	AC	64,615	—	-
Employee loans	AC	21,613	22,930	3
Cash and cash equivalents1	AC	900,606	—	1
Total financial assets		986,834	—
Trade and other payables1	AC	66,970	—	-
Lease liabilities2	AC	186,980	—	-
Convertible notes	AC	160,203	174,616	3
Embedded derivative	FVTPL	118,600	118,601	3
Warrants	FVTPL	3,611	3,611	3
Total financial liabilities		536,364	—

Aggregated according to measurement categories:
Financial assets measured at amortized cost (AC)	AC	986,832	—	1/3
Financial assets measured at fair value through profit or loss (FVTPL)	FVTPL	—	—	—
Financial liabilities measured at amortized cost (AC)	AC	414,152	—	3
Financial liabilities measured at fair value through profit or loss (FVTPL)	FVTPL	122,212	122,212	—

In thousands of USD	Measurement category	Carrying amount	Fair value1,2	Level in the fair value hierarchy
December 31, 2020
Trade and other receivables1	AC	44,735	—	-
RSP loans	AC	36,811	37,096	3
Cash and cash equivalents1	AC	82,314	—	1
Total financial assets		163,860	37,096
Trade and other payables1	AC	41,924	—	-
Lease liabilities2	AC	113,091	—	-
Total financial liabilities		155,015	—

Aggregated according to categories in IFRS 9:
Financial assets measured at amortized cost (AC)	AC	163,860	37,096	1/3
Financial assets measured at fair value through profit or loss (FVTPL)	FVTPL	—	—	-
Financial liabilities measured at amortized cost (AC)	AC	155,015	—	3
Financial liabilities measured at fair value through profit or loss (FVTPL)	FVTPL	—	—	-
[1]The simplification option under IFRS 7.29(a) was used for disclosures of certain fair values where the carrying amount is a reasonable approximation of the instruments fair value.
[2]Measurements within the scope of IFRS 16 are exempted from the requirements of IFRS 13 (IFRS 13.6(b))
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.